Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2022
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 10 — COMMITMENTS AND CONTINGENT LIABILITIES

A.     Lease commitments

1.      On July 29, 2020, the Company entered into a lease agreement for premises with an unrelated party over a period commencing August 24, 2020 through February 28, 2021, for a monthly rental fee amounted of NIS 18 (approximately $5.6).

In January 2021, the Company renewed its lease agreement with an unrelated party for the period commencing March 1, 2021 through August 31, 2021 for a monthly fee of NIS 17 thousand (approximately $5.3). In August 2021, the Company renewed its lease agreement with an unrelated party for a further period commencing September 1, 2021 through February 28, 2022 for a monthly fee of NIS 21 thousand (approximately $6.5).

In February 2022, the Company renewed its lease agreement with an unrelated party for a period commencing March 1, 2022 through August 31, 2022 for a monthly fee of NIS 23 thousand (approximately $7.4). In August 2022, the Company renewed its lease agreement with an unrelated party for the period commencing September 1, 2022 through August 31, 2023 for a monthly fee of NIS 25 thousand (approximately $7.1).

2.On November 1, 2020, Beamr Imaging RU entered into a lease agreement for premises with an unrelated party over a period until September 30, 2021, for a monthly a rental fee of Russian Ruble 200 (approximately $3).

On October 1, 2021, Beamr Imaging RU entered into a lease agreement for premises with an unrelated party over a period until August 30, 2022, for a monthly a rental fee of Russian Ruble 213 (approximately $3). In September 2022, Beamr Imaging RU renewed its lease agreement for the period commencing September 1, 2022 through July 31, 2023 for a monthly fee of Russian Ruble 213 (approximately $3).

As of December 31, 2022, the future minimum commitment under binding short-term operating lease agreements is as follows:

Lease of premises
2023	$77
$77

The payments above are associated with short-term operating leases of premises with a lease term of twelve months or less. As the Company elected the short-term recognition exemption (see also Note 2I), such leases are out of scope of ASC 842 “Leases”. Consequently, these payments are recognized on a straight-line basis as an operating expense in the Consolidated Statements of Operations and Comprehensive Loss.

During the years ended December 31, 2022, 2021 and 2020, the total lease expenses were $119, $115 and $167, respectively.

B.      Grant of share options upon completion of an IPO transaction

On March 14, 2022, the Company’s shareholders approved, among other matters, that upon completion of the IPO transaction, each of the member of the Company’s Board of Directors (except the Founder which serves inter alia as the Board chairman) will be entitled to 3,800 share options to purchase the same number of Ordinary Shares at an exercise price that will be equal to the listing price per share over a vesting schedule on a monthly basis over 36-months period commencing the listing date. However, as the grant is contingent upon a performance condition (successful IPO) which is out of the Company’s control, the related expenses will be recognized when the IPO will occur. Accordingly, compensation cost relating to such obligation has not been recorded in 2022.